Income tax expense - Details of income tax expenses (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Current tax expense
Current tax expense with respect to the current period	₩ 1,178,517		₩ 615,120	₩ 689,395
Adjustments recognized in the current period in relation to the tax expense of prior periods	7,773		(35,823)	(22,825)
Income tax expense directly attributable to other equity	9,362		41,188	5,039
Sub-total	1,195,652		620,485	671,609
Deferred tax expense
Change in deferred tax assets (liabilities) due to temporary differences	(258,709)		408,941	442,852
Income tax expense (income) directly attributable to equity	(74,054)		18,128	(224,668)
Others	(231)		3,824	766
Sub-total	(332,994)		430,893	218,950
Income tax expense	₩ 862,658	$ 597,180	₩ 1,051,378	₩ 890,559